Nicholas Global Equity and Income ETF
Schedule of Investments
January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 83.1%		Shares	Value
Franklin FTSE India ETF (a)		50,504	$1,846,931
Freedom 100 Emerging Markets ETF (a)		47,314	1,610,096
Global X MSCI Argentina ETF (a)		25,754	2,227,206
Vanguard Dividend Appreciation ETF (a)		41,221	8,335,711
Vanguard Mid-Cap Growth ETF (a)		29,026	7,850,372
Vanguard Russell 2000 ETF (a)		95,184	8,718,854
Vanguard S&P 500 ETF (a)		21,095	11,672,496
TOTAL EXCHANGE TRADED FUNDS (Cost $40,859,109)			42,261,666

COMMON STOCKS - 15.0%
Auto Manufacturers - 1.6%
Tesla, Inc. (a)(b)		1,984	802,726

Commercial Services - 2.1%
Adyen NV - ADR (a)(b)		65,391	1,050,833

Computers - 1.2%
Apple, Inc. (a)		2,542	599,912

Internet - 3.9%
Alphabet, Inc. - Class A (a)		3,154	643,479
Amazon.com, Inc. (a)(b)		2,854	678,339
Meta Platforms, Inc. - Class A (a)		987	680,221
			2,002,039

Iron & Steel - 0.8%
POSCO Holdings, Inc. - ADR (a)		9,063	403,485

Semiconductors - 4.4%
NVIDIA Corp. (a)		4,565	548,120
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)		4,417	924,566
United Microelectronics Corp. - ADR (a)		138,029	797,808
			2,270,494

Software - 1.0%
Microsoft Corp. (a)		1,207	500,977
TOTAL COMMON STOCKS (Cost $7,023,382)			7,630,466

PURCHASED OPTIONS - 1.8%(c)(d)(e)	Notional Amount	Contracts
Call Options - 1.8%			$–
NASDAQ 100 Index, Expiration: 02/03/2025; Exercise Price: $21,210.00	$68,729,760	32	935,680
Russell 2000 Index, Expiration: 02/03/2025; Exercise Price: $2,330.00	13,726,152	60	8,400
S&P 500 Index, Expiration: 02/03/2025; Exercise Price: $6,090.00	19,329,696	32	14,560
TOTAL PURCHASED OPTIONS (Cost $750,144)			958,640

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%		Shares
First American Government Obligations Fund - Class X, 4.32% (f)		1,300,080	1,300,080
TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,080)			1,300,080

TOTAL INVESTMENTS - 102.5% (Cost $49,932,715)			52,150,852
Liabilities in Excess of Other Assets - (2.5)%			(1,289,612)
TOTAL NET ASSETS - 100.0%			$50,861,240
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	All of a portion of this security has been pledged to the broker in connection with options as of January 31, 2025.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Nicholas Global Equity and Income ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.5)%
NASDAQ 100 Index, Expiration: 02/03/2025; Exercise Price: $21,150.00	$(68,729,760)	(32)	$(1,092,960)
Russell 2000 Index, Expiration: 02/03/2025; Exercise Price: $2,295.00	(13,726,152)	(60)	(60,600)
S&P 500 Index, Expiration: 02/03/2025; Exercise Price: $6,020.00	(19,329,696)	(32)	(114,400)
TOTAL WRITTEN OPTIONS (Premiums received $1,002,068)			$(1,267,960)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Nicholas Global Equity and Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$42,261,666	$–	$–	$42,261,666
Common Stocks	7,630,466	–	–	7,630,466
Purchased Options	–	958,640	–	958,640
Money Market Funds	1,300,080	–	–	1,300,080
Total Investments	$51,192,212	$958,640	$–	$52,150,852

Liabilities:
Investments:
Written Options	$–	$(1,267,960)	$–	$(1,267,960)
Total Investments	$–	$(1,267,960)	$–	$(1,267,960)

Refer to the Schedule of Investments for further disaggregation of investment categories.